Sep. 30, 2021
Summary Prospectus and Statutory Prospectus Supplement dated September 30, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Short Term Bond FundThis supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.Effective November 1, 2021:1. The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).Shareholder Fees(fees paid directly from your investment)Class:ACRYR5R6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)2.50%NoneNoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)None0.50%NoneNoneNoneNoneAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Class:ACRYR5R6Management Fees0.31%0.31%0.31%0.31%0.31%0.31%Distribution and/or Service (12b1) Fees0.150.650.50NoneNoneNoneOther Expenses0.170.170.170.170.070.04Acquired Fund Fees and Expenses0.010.010.010.010.010.01Total Annual Fund Operating Expenses0.641.140.990.490.390.36Fee Waiver and/or Expense Reimbursement0.000.150.000.000.000.00Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.640.990.990.490.390.36(1)A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”(2)Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.15% of Rule 12b-1 distribution plan payments of Class C shares. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustee.Example.This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.Although your actual costs may be higher or lower, your costs, based on these assumptions, your costs would be:1 Year3 Years5 Years10 YearsClass A$314$450$598$1,028Class C$151$347$613$1,233Class R$101$315$547$1,213Class Y$50$157$274$616Class R5$40$125$219$493Class R6$37$116$202$456You would pay the following expenses if you did not redeem your shares:1 Year3 Years5 Years10 YearsClass A$314$450$598$1,028Class C$101$347$613$1,233Class R$101$315$547$1,213Class Y$50$157$274$616Class R5$40$125$219$493Class R6$37$116$202$456Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 245% of the average value of its portfolio.